SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares
Amount
Options outstanding at beginning of year | shares	2,350,667
Granted | shares	80,000	[1]
Forfeited | shares	(40,000)
Options outstanding at end of year | shares	2,390,667
Options exercisable at end of year | shares	2,310,667
Weighted average exercise price
Options outstanding at beginning of year | $ / shares	$ 0.99
Granted | $ / shares	0.20	[1]
Forfeited | $ / shares	0.19
Options outstanding at end of year | $ / shares	0.98
Options exercisable at end of year | $ / shares	$ 0.98
Weighted average remaining contractual life
Options outstanding at beginning of year	6 years
Granted	6 years 1 month 6 days	[1]
Forfeited	7 years 3 months 19 days
Options outstanding at end of year	5 years 15 days
Options exercisable at end of year	5 years 15 days
Aggregate intrinsic value
Options outstanding at beginning of year | $
Granted | $		[1]
Forfeited | $	(400)
Options outstanding at end of year | $
Options exercisable at end of year | $

[1]	Weighted average grant date fair value $0.11.